Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Profit	$ 5,691	$ 9,183	$ 2,769
Depreciation, amortization and impairment	4,260	4,276	3,477
Net finance cost	8,729	6,507	8,564
Income tax expense	2,839	1,920	1,613
Other items	42	(219)	(82)
Cash flow from operating activities before changes in working capital and use of provisions	21,561	21,667	16,341
Working capital and provisions	24	(397)	(297)
Cash generated from operations	21,585	21,270	16,044
Interest paid, net	(4,017)	(3,841)	(2,721)
Dividends received	141	142	43
Income tax paid	(3,047)	(2,141)	(3,256)
CASH FLOW FROM OPERATING ACTIVITIES	14,663	15,430	10,110
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	437	617	211
Sale of subsidiaries, net of cash disposed of	257	42	653
Proceeds from SAB transaction-related divestitures	(330)	11,697	(65,166)
Taxes on SAB transaction-related divestitures	(100)	(3,449)	16,342
Acquisition of other subsidiaries, net of cash acquired	(112)	(598)	(1,445)
Acquisition of property, plant and equipment and of intangible assets	(5,086)	(4,741)	(4,979)
Net of tax proceeds from the sale of assets held for sale		16	146
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,296	4,337	(5,583)
Net proceeds from sale/(acquisition) of other assets	(172)	(264)	119
Net repayments/(payments) of loans granted	(156)	213	(229)
CASH FLOW FROM INVESTING ACTIVITIES	(3,965)	7,854	(60,077)
FINANCING ACTIVITIES
Purchase of non-controlling interest	(923)	(206)	(10)
Proceeds from borrowings	17,782	13,352	86,292
Payments on borrowings	(22,489)	(23,333)	(23,617)
Cash net finance (cost)/income other than interests	(554)	(1,542)	(3,484)
Dividends paid	(7,761)	(9,275)	(8,450)
CASH FLOW FROM FINANCING ACTIVITIES	(13,945)	(21,004)	50,731
Net increase/(decrease) in cash and cash equivalents	(3,247)	2,280	764
Cash and cash equivalents less bank overdrafts at beginning of year	10,356	8,395	6,910
Effect of exchange rate fluctuations	(148)	(319)	721
Cash and cash equivalents less bank overdrafts at end of period	6,960	10,356	8,395
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit	4,368	7,996	1,241
Depreciation, amortization and impairment	147	128	96
Net finance cost	209	819	1,599
Income tax expense		16
Investment income	(4,203)	8,296	2,599
Other items	158	126	56
Cash flow from operating activities before changes in working capital and use of provisions	679	789	393
Working capital and provisions	182	(283)	(121)
Cash generated from operations	861	506	272
Interest paid, net	(137)	(860)	(1,543)
Dividends received		2	9,256
Income tax paid		(16)
CASH FLOW FROM OPERATING ACTIVITIES	724	(368)	7,985
INVESTING ACTIVITIES
Sale of subsidiaries, net of cash disposed of	127
Proceeds from SAB transaction-related divestitures			(57,712)
Acquisition of other subsidiaries, net of cash acquired	(27)
Acquisition of property, plant and equipment and of intangible assets	(194)	(126)	(369)
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,300	4,177	(5,500)
Net proceeds from sale/(acquisition) of other assets		535
Net repayments/(payments) of loans granted	29,335	(7,949)	(11,753)
CASH FLOW FROM INVESTING ACTIVITIES	30,541	(3,363)	(75,334)
FINANCING ACTIVITIES
Intra-group capital reimbursements		18,594	(79)
Proceeds from borrowings	6,337	24,604	81,137
Payments on borrowings	(36,673)	(20,574)	(13,370)
Cash net finance (cost)/income other than interests	263	(463)	(628)
Dividends paid	(6,541)	(7,992)	(7,134)
CASH FLOW FROM FINANCING ACTIVITIES	(36,614)	14,169	59,926
Net increase/(decrease) in cash and cash equivalents	(5,349)	10,438	(7,423)
Cash and cash equivalents less bank overdrafts at beginning of year	(74)	(10,245)	(1,832)
Effect of exchange rate fluctuations	(23)	(268)	(989)
Cash and cash equivalents less bank overdrafts at end of period	(5,446)	(74)	(10,245)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit	259	2,337	1,510
Net finance cost	3,047	3,064	1,284
Income tax expense	(293)	(614)	(280)
Investment income	(1,980)	3,721	1,958
Other items			(1)
Cash flow from operating activities before changes in working capital and use of provisions	1,124	1,067	555
Working capital and provisions	360	869	541
Cash generated from operations	1,484	1,936	1,096
Interest paid, net	(2,718)	(3,156)	(1,153)
CASH FLOW FROM OPERATING ACTIVITIES	(1,234)	(1,220)	(57)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	4,599	4,996	(900)
CASH FLOW FROM INVESTING ACTIVITIES	4,599	4,996	(900)
FINANCING ACTIVITIES
Proceeds from borrowings	9,762	2,262	4,486
Payments on borrowings	(13,367)	(5,876)	(4,049)
Cash net finance (cost)/income other than interests			(64)
Dividends paid		(75)
CASH FLOW FROM FINANCING ACTIVITIES	(3,605)	(3,689)	373
Net increase/(decrease) in cash and cash equivalents	(240)	87	(584)
Cash and cash equivalents less bank overdrafts at beginning of year	242	154	739
Cash and cash equivalents less bank overdrafts at end of period	2	242	154
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit	37	9	38
Net finance cost	(37)	(26)	(36)
Income tax expense		17	(2)
Cash flow from operating activities before changes in working capital and use of provisions		(1)
Working capital and provisions		(4)	4
Cash generated from operations		(5)	4
Interest paid, net	73	79	59
Income tax paid	(8)	(16)
CASH FLOW FROM OPERATING ACTIVITIES	65	58	63
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	31,459	332	(46,052)
CASH FLOW FROM INVESTING ACTIVITIES	31,459	332	(46,052)
FINANCING ACTIVITIES
Proceeds from borrowings	9,755	1,470	47,051
Payments on borrowings	(41,259)	(1,306)	(2,200)
Cash net finance (cost)/income other than interests			(5)
CASH FLOW FROM FINANCING ACTIVITIES	(31,504)	164	44,847
Net increase/(decrease) in cash and cash equivalents	20	554	(1,142)
Cash and cash equivalents less bank overdrafts at beginning of year	9	(618)	525
Effect of exchange rate fluctuations		72
Cash and cash equivalents less bank overdrafts at end of period	29	9	(618)
Anheuser Busch Companies [member]
OPERATING ACTIVITIES
Profit	4,788	7,641	2,806
Depreciation, amortization and impairment	802	849	811
Net finance cost	(2,443)	(3,218)	83
Income tax expense	718	(1,506)	1,386
Investment income	(1,502)	126	1,030
Other items	3	(9)	231
Cash flow from operating activities before changes in working capital and use of provisions	3,875	3,633	4,428
Working capital and provisions	(403)	(1,319)	(626)
Cash generated from operations	3,472	2,313	3,802
Interest paid, net	4,008	106	(110)
Dividends received		76	3
Income tax paid	(616)	289	(494)
CASH FLOW FROM OPERATING ACTIVITIES	6,864	2,785	3,201
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	47	20	24
Sale of subsidiaries, net of cash disposed of		42	14
Taxes on SAB transaction-related divestitures		(3,449)
Acquisition of other subsidiaries, net of cash acquired		(419)	(296)
Acquisition of property, plant and equipment and of intangible assets	(857)	(625)	(857)
Net proceeds from sale/(acquisition) of other assets	13	4	(10)
Net repayments/(payments) of loans granted	(19,654)	378	(11,425)
CASH FLOW FROM INVESTING ACTIVITIES	(20,451)	(4,049)	(12,550)
FINANCING ACTIVITIES
Intra-group capital reimbursements		28	85
Proceeds from borrowings	23,483	8,152	11,088
Payments on borrowings	(11,169)	(6,541)	(410)
Cash net finance (cost)/income other than interests	5	(34)	(31)
CASH FLOW FROM FINANCING ACTIVITIES	12,319	1,604	10,732
Net increase/(decrease) in cash and cash equivalents	(1,268)	340	1,383
Cash and cash equivalents less bank overdrafts at beginning of year	1,832	1,505	122
Effect of exchange rate fluctuations	(80)	28
Cash and cash equivalents less bank overdrafts at end of period	581	1,832	1,505
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit	912	4,749	(3,439)
Depreciation, amortization and impairment		(78)	(63)
Net finance cost	(113)	(942)	3,722
Income tax expense	2	177	(28)
Investment income	(849)	4,041	292
Other items		2
Cash flow from operating activities before changes in working capital and use of provisions	(49)	(135)	(241)
Working capital and provisions	(15)	109	(24)
Cash generated from operations	(64)	(25)	(265)
Interest paid, net	(190)	245	1,109
Dividends received		2	1
Income tax paid	(7)	(4)	(17)
CASH FLOW FROM OPERATING ACTIVITIES	(261)	217	828
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets		(2)	1
Sale of subsidiaries, net of cash disposed of			(1)
Proceeds from SAB transaction-related divestitures			(8,652)
Acquisition of other subsidiaries, net of cash acquired		113	296
Acquisition of property, plant and equipment and of intangible assets		91	207
Net proceeds from sale/(acquisition) of other assets		(73)	(21)
Net repayments/(payments) of loans granted	3,051	4,229	11,196
CASH FLOW FROM INVESTING ACTIVITIES	3,051	4,357	3,026
FINANCING ACTIVITIES
Intra-group capital reimbursements		(21,180)	(2,200)
Proceeds from borrowings	157	8,045	21,799
Payments on borrowings		(12,813)	(962)
Cash net finance (cost)/income other than interests	10	2,011	(3,126)
CASH FLOW FROM FINANCING ACTIVITIES	166	(23,936)	15,511
Net increase/(decrease) in cash and cash equivalents	2,956	(19,361)	19,365
Cash and cash equivalents less bank overdrafts at beginning of year	598	18,377	(1,222)
Effect of exchange rate fluctuations	(5)	1,583	194
Cash and cash equivalents less bank overdrafts at end of period	3,481	598	18,377
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit	5,537	8,837	7,961
Depreciation, amortization and impairment	3,311	3,377	2,633
Net finance cost	8,066	6,810	1,912
Income tax expense	2,412	3,830	537
Investment income	(3,382)	6,203	1,469
Other items	(118)	(338)	(368)
Cash flow from operating activities before changes in working capital and use of provisions	15,932	16,313	11,206
Working capital and provisions	(196)	72	(80)
Cash generated from operations	15,736	16,385	11,126
Interest paid, net	(5,025)	(6,120)	(1,108)
Dividends received	39	139	40
Income tax paid	(2,416)	(2,394)	(2,745)
CASH FLOW FROM OPERATING ACTIVITIES	8,334	8,010	7,313
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	390	599	186
Sale of subsidiaries, net of cash disposed of	128		640
Proceeds from SAB transaction-related divestitures	(330)	11,697	1,198
Taxes on SAB transaction-related divestitures	(100)		16,342
Acquisition of other subsidiaries, net of cash acquired	(85)	(292)	(1,445)
Acquisition of property, plant and equipment and of intangible assets	(4,035)	(4,081)	(3,960)
Net of tax proceeds from the sale of assets held for sale		16	146
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(4)	160	(83)
Net proceeds from sale/(acquisition) of other assets	(185)	(746)	4
Net repayments/(payments) of loans granted	93,436	43,229	(32,475)
CASH FLOW FROM INVESTING ACTIVITIES	89,217	50,582	(19,447)
FINANCING ACTIVITIES
Intra-group capital reimbursements		2,558	2,194
Purchase of non-controlling interest	(923)	(206)	(10)
Proceeds from borrowings	(31,555)	(219)	14,895
Payments on borrowings	(62,273)	(46,006)	(5,600)
Cash net finance (cost)/income other than interests	(953)	(3,055)	370
Dividends paid	(1,218)	(1,285)	(10,573)
CASH FLOW FROM FINANCING ACTIVITIES	(96,923)	(48,213)	1,276
Net increase/(decrease) in cash and cash equivalents	629	10,379	(10,858)
Cash and cash equivalents less bank overdrafts at beginning of year	7,749	(740)	8,578
Effect of exchange rate fluctuations	(40)	(1,891)	1,540
Cash and cash equivalents less bank overdrafts at end of period	8,309	7,749	(740)
Eliminations [member]
OPERATING ACTIVITIES
Profit	(10,209)	(22,387)	(7,348)
Investment income	11,916	(22,387)	(7,348)
Other items	(1)
Working capital and provisions	96	159	9
Cash generated from operations	96	159	9
Interest paid, net	(28)	5,865	25
Dividends received	102	(77)	(9,257)
CASH FLOW FROM OPERATING ACTIVITIES	170	5,947	(9,223)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(142,382)	(45,002)	91,180
CASH FLOW FROM INVESTING ACTIVITIES	(142,382)	(45,002)	91,180
FINANCING ACTIVITIES
Proceeds from borrowings	(157)	(30,962)	(94,164)
Payments on borrowings	142,253	69,783	2,974
Cash net finance (cost)/income other than interests	121
Dividends paid	(2)	77	9,257
CASH FLOW FROM FINANCING ACTIVITIES	142,215	38,898	(81,933)
Net increase/(decrease) in cash and cash equivalents	3	(157)	24
Effect of exchange rate fluctuations	$ (3)	$ 157	$ (24)